Correction of error (Tables)	6 Months Ended
Jun. 30, 2024
Correction of error
Summary of effects of the changes in presentation of prior period amounts

The following table presents the effects of the changes in presentation of these amounts, compared to the previously reported Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income (in thousands):

	Six Months Ended
	June 30, 2023
	As Reported	Adjustment	As Corrected
Research and development expenses	(27,500)	—	(27,500)
Administrative expenses	(24,266)	—	(24,266)
Related party administrative expenses	(42)	—	(42)
Other operating income	15,845	(12,984)	2,861
Operating loss	(35,963)	(12,984)	(48,947)
Finance income	32,333	—	32,333
Finance costs	(8,140)	—	(8,140)
Net finance income/(costs)	24,193	—	24,193
Loss before tax	(11,770)	(12,984)	(24,754)
Income tax credit	—	12,984	12,984
Net loss for the period	(11,770)	—	(11,770)

The following table presents the effects of the changes in presentation of these cash flows, compared to the previously reported Unaudited Condensed Consolidated Interim Statements of Cash Flows (in thousands):

	Six Months Ended
	June 30, 2023
	As Reported	Adjustment	As Corrected
Cash flows from operating activities
Net loss for the period	(11,770)	—	(11,770)
Adjustments to cash flows from non-cash items
Depreciation and amortization	990	—	990
Depreciation on right of use assets	327	—	327
Finance (income)/costs	(24,193)	—	(24,193)
Share based payment transactions	7,056	—	7,056
Income tax credit	—	(12,984)	(12,984)
	(27,590)	(12,984)	(40,574)
Working capital adjustments
Decrease/(increase) in trade and other receivables	(863)	1,665	802
Increase/(decrease) in trade and other payables	(4,603)	—	(4,603)
Income taxes received	—	11,319	11,319
Net cash flows used in operating activities	(33,056)	—	(33,056)